Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-4

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2013-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	11/27/2013

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2013-4

5. Collateral Summary	Collection Period, Begin:	3/1/2014

	Collection Period, End:	3/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	4/15/2014

7. Credit Instruments	Distribution Date:	4/21/2014

8. Accumulation Account	Revolving/Amortization Period	Revolving

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-4
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13975FAA8	273,000,000.00	273,000,000.00	0.53675000	0.00	130,251.33	130,251.33	0.00	0.00	273,000,000.00
A-2	13975FAB6	240,000,000.00	240,000,000.00	0.85000000	0.00	170,000.00	170,000.00	0.00	0.00	240,000,000.00
A-3	13975FAC4	271,000,000.00	271,000,000.00	1.09000000	0.00	246,158.33	246,158.33	0.00	0.00	271,000,000.00
A-4	13975FAD2	73,940,000.00	73,940,000.00	1.47000000	0.00	90,576.50	90,576.50	0.00	0.00	73,940,000.00
B	13975FAE0	50,940,000.00	50,940,000.00	2.06000000	0.00	87,447.00	87,447.00	0.00	0.00	50,940,000.00
C	13975FAF7	48,260,000.00	48,260,000.00	2.67000000	0.00	107,378.50	107,378.50	0.00	0.00	48,260,000.00
D	13975FAG5	42,900,000.00	42,900,000.00	3.22000000	0.00	115,115.00	115,115.00	0.00	0.00	42,900,000.00
E	13975FAH3	37,530,000.00	37,530,000.00	3.83000000	0.00	119,783.25	119,783.25	0.00	0.00	37,530,000.00
Deal Totals		1,037,570,000.00	1,037,570,000.00		0.00	1,066,709.91	1,066,709.91	0.00	0.00	1,037,570,000.00

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	1,000.00000000	0.00000000	0.47711110	0.47711110	0.00000000	1,000.00000000
A-2	1,000.00000000	0.00000000	0.70833333	0.70833333	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.90833332	0.90833332	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.22500000	1.22500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.71666667	1.71666667	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.22500000	2.22500000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.68333333	2.68333333	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.19166667	3.19166667	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-4

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	1,000.00000000

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-4

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	273,000,000.00	3/20/2014	4/20/2014	Actual/360	0.15675000	0.38000000	N/A	0.53675000	130,251.33
A-2	240,000,000.00	3/20/2014	4/20/2014	30/360	N/A	N/A	0.85000000	0.85000000	170,000.00
A-3	271,000,000.00	3/20/2014	4/20/2014	30/360	N/A	N/A	1.09000000	1.09000000	246,158.33
A-4	73,940,000.00	3/20/2014	4/20/2014	30/360	N/A	N/A	1.47000000	1.47000000	90,576.50
B	50,940,000.00	3/20/2014	4/20/2014	30/360	N/A	N/A	2.06000000	2.06000000	87,447.00
C	48,260,000.00	3/20/2014	4/20/2014	30/360	N/A	N/A	2.67000000	2.67000000	107,378.50
D	42,900,000.00	3/20/2014	4/20/2014	30/360	N/A	N/A	3.22000000	3.22000000	115,115.00
E	37,530,000.00	3/20/2014	4/20/2014	30/360	N/A	N/A	3.83000000	3.83000000	119,783.25

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	130,251.33	0.00	130,251.33	0.00
A-2	0.00	170,000.00	0.00	170,000.00	0.00
A-3	0.00	246,158.33	0.00	246,158.33	0.00
A-4	0.00	90,576.50	0.00	90,576.50	0.00
B	0.00	87,447.00	0.00	87,447.00	0.00
C	0.00	107,378.50	0.00	107,378.50	0.00
D	0.00	115,115.00	0.00	115,115.00	0.00
E	0.00	119,783.25	0.00	119,783.25	0.00
Deal Totals	0.00	1,066,709.91	0.00	1,066,709.91	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2013-4
4. Collections and Distributions

Collections
Receipts During the Period***	45,661,503.57
Administrative Purchase Payments	154,542.92
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	1,234,930.20
Accumulation Account Investment Earnings	0.00
Other Fees of Expenses Paid	0.00
Total Collections	47,050,976.69

Beginning Reserve Account Balance	5,362,099.19
Total Available Amount	52,413,075.88

Distributions
Total Available Amount	52,413,075.88
Basic Servicing Fee	1,117,107.78
Aggregate Class A Interest Distributable Amount	636,986.16
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	87,447.00
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	107,378.50
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	115,115.00
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	119,783.25
Fourth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	6,468,997.64
To Reserve Account - Specified Reserve Account Balance	5,362,099.19
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	34,853,644.71
Noteholders' Regular Principal Distributable Amount*	0.00
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	3,544,516.65

Supplemental Servicing Fees	165,426.33
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	29,400.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-4
 5. Collateral Summary

A. Balances

		Original Balance *Including Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	62,520	59,209	58,008	2,452	60,460
Deal Totals	Aggregate Receivables Principal Balance	1,203,255,805.08	1,072,423,467.61	1,031,101,002.36	41,322,624.33	1,072,423,626.69
	Aggregate Amount Financed	1,203,255,805.08	1,072,423,467.61	1,031,101,002.36	41,322,624.33	1,072,423,626.69

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	7.94000000	7.96120936	7.96088560	68.17	68.16	68.16	56.67	53.14	52.24

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-4

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,051,762,234.99	805,596.26	0.9191%	58,008	214	0.3689%
Preceding	1,055,296,865.24	636,890.07	0.7242%	57,339	225	0.3924%
Next Preceding	1,055,718,754.80	188,108.19	0.2138%	56,411	268	0.4751%
Three Month Average			0.6191%			0.4121%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance
	Financed**	Charge-Offs	Rate**	Stratification
Totals	1,203,255,805.08	1,729,323.82	0.1437%	31 - 60 days	1,149	22,065,040.62
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	182	3,575,342.57
with the prospectus for Capital Auto Receivables Asset Trust 2013-4 related to delinquencies,				> 90 days	32	658,455.42
charge-offs or uncollectible accounts.
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 "Additional Charge-off Detail" for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	258	4,008,780.51
				Current Period	96	1,620,427.38
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	27	253,857.59
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	327	5,375,350.30
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-4

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	5,362,099.19	5,362,099.19	0.00	0.00	0.00	5,362,099.19	5,362,099.19

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

177.10	0.00	41,322,465.25	41,322,624.33	18.02

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	YES
Additional Receivables Criteria Satisfied, If Applicable?	YES
Overcollateralization Target reached?	YES
Initial Overcollateralization	34,849,837.25
Current Overcollateralization	34,853,644.71
Overcollateralization Target (Revolving Period)	34,853,644.71
Overcollateralization Target (Amortization Period)	83,159,317.36

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2013-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2013-4 will perform in the future.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-4

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,072,419,837.25	1,700,925.25	0.1586%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	130,835,967.83	28,398.57	0.0217%